Revenue Information	12 Months Ended
Dec. 31, 2023
Revenue Information [Abstract]
Revenue information
20.	Revenue information

Revenue consists of the following:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Base commission from transactions	821,899	201,907	269,640
Innovation initiatives and other value-added services	120,481	44,041	15,317
	942,380	245,948	284,957

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

Innovation initiatives and other value-added services primarily consists of sales incentive income, franchise income, financial services income, loan facilitation services, parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the Registered Agents and market participants.